Valuation And Qualifying Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Trade Accounts Receivable [Member] USD ($)	Mar. 31, 2012 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2011 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2010 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2012 Other Assets [Member] USD ($)	Mar. 31, 2012 Other Assets [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	$ 6,850	¥ 563,000	¥ 773,000	¥ 526,000	$ 3,346	¥ 275,000	¥ 680,000	¥ 470,000	$ 3,504	¥ 288,000	¥ 93,000	¥ 56,000
Charged to Revenue, Costs and Expenses	535	44,000	(192,000)	259,000	1,253	103,000	(149,000)	222,000	(718)	(59,000)	(43,000)	37,000
Charged (Credited) to Other Accounts	24	2,000	(18,000)	(12,000)	24	2,000	(256,000)	(12,000)			238,000	0
Deductions
Balance	$ 7,409	¥ 609,000	¥ 563,000	¥ 773,000	$ 4,623	¥ 380,000	¥ 275,000	¥ 680,000	$ 2,786	¥ 229,000	¥ 288,000	¥ 93,000